Prepaid Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expenses [Abstract]
Insurance	$ 18,093	$ 6,722
Rent	0	5,049
Legal	10,000	0
Total prepaid expenses	$ 28,093	$ 11,771